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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07398
Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	11/30/17

Item 1. Schedule of Investments.

Invesco Pennsylvania Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2017

invesco.com/us VK-CE-PAVMI-QTR-1 11/17 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.98%(a)

Pennsylvania–161.25%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$3,000	$3,191,010
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB(b)(c)	5.00%	03/01/2018	1,165	1,175,625
Series 2011 A, University RB(b)(c)	5.50%	03/01/2021	1,600	1,796,848
Series 2013 A, University RB	5.00%	03/01/2033	1,600	1,762,224
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB(b)(c)	6.00%	10/15/2018	1,000	1,039,700
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	2,750	2,923,525
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,215	1,288,313
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/2031	455	455,428
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(d)	5.00%	12/01/2045	7,880	8,891,004
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Tax RB(e)	5.00%	05/01/2022	1,175	1,278,929
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(b)	4.25%	04/01/2021	1,955	1,935,215
Berks (County of) Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. Healthcare Facilities RB	5.00%	05/15/2042	500	550,995
Series 2017 A, Ref. Healthcare Facilities RB	5.00%	05/15/2047	600	658,686
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,775,730
Bethlehem (City of);
Series 2014, Ref. Gtd. Water RB (INS-BAM) (f)	5.00%	11/15/2030	1,575	1,758,692
Series 2014, Ref. Gtd. Water RB (INS-BAM) (f)	5.00%	11/15/2031	1,575	1,755,590
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds(b)(c)	5.25%	01/15/2020	3,000	3,227,970
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	4,003,740
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(b)(c)	6.25%	11/15/2021	1,670	1,957,490
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,097,340
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,000,989
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,203,546
Chester (County of) Industrial Development Authority (Colleguim Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,648,564
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	2,425	2,566,717
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,159,120
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM)(f)	5.00%	08/15/2030	2,650	2,855,481
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/2023	1,775	1,898,877
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,685,584
Series 2010, RB	6.00%	01/01/2040	2,885	3,015,690
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	1,850	1,940,225
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,131,009
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	2,000	2,041,520
Daniel Boone Area School District;
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	635	651,015
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	445	456,223
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	860	881,689
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	60	61,535

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	5.75%	06/01/2020	$2,220	$2,352,312
Series 2009, Ref. Health System RB(b)(c)	5.75%	06/01/2019	3,255	3,391,254
Series 2016 A, Ref. Health System RB	5.00%	06/01/2035	1,145	1,310,922
Deer Lakes School District; Series 2009, Limited Tax GO Bonds(b)(c)	5.38%	04/01/2019	1,000	1,049,140
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/2019	1,875	1,878,225
Series 2010, RB	5.00%	06/01/2023	975	976,482
Series 2010, RB	5.00%	06/01/2024	1,755	1,757,527
Series 2010, RB	5.00%	06/01/2025	750	750,615
Delaware (County of) Authority (Haverford College); Series 2017 A, Ref. RB	5.00%	10/01/2042	1,345	1,558,788
Delaware (County of) Authority (Neumann College); Series 2008, College RB(b)(c)	6.25%	10/01/2018	325	337,851
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	893,982
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,587,033
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,404,201
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,412,498
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2040	2,000	2,120,060
Series 2013, RB	5.00%	01/01/2031	1,000	1,152,250
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	2,500	3,160,825
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM)(f)	5.00%	07/01/2024	3,025	3,404,607
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	808,875
Series 2013, RB	5.00%	07/01/2045	2,020	2,149,038
Series 2014, RB	5.00%	07/01/2039	750	805,065
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	906,975
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,101,340
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB(b)(c)	5.50%	09/15/2018	1,000	1,032,010
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,980	3,207,374
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	3,730	3,805,458
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, Health System RB	5.13%	06/01/2041	1,500	1,615,140
Series 2017 A-1, Ref. Health System RB(d)	5.00%	02/15/2045	7,810	8,930,188
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB(b)(c)	5.00%	04/15/2018	3,430	3,476,374
Lancaster (County of) Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	768,537
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,655,430
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB(b)(c)	5.00%	01/01/2022	2,000	2,253,720
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	3,800	4,064,062
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	880,352
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/2030	1,000	1,131,520
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,712,851
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB(b)(c)	5.00%	07/01/2018	1,000	1,031,100
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,586,940
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	3,750	4,002,225

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	$3,600	$3,939,480
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,617,081
Montgomery (County of) Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	2,250	2,475,090
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,645,712
Series 2012, Ref. RB	5.00%	11/15/2028	500	548,100
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	3,150	3,409,717
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	3,905	4,632,541
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(b)(c)	7.00%	02/01/2018	1,500	1,513,455
Northampton (County of) General Purpose Authority (LaFayette College); Series 2017, Ref. Hospital Facilities RB(d)	5.00%	11/01/2047	5,865	6,765,981
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB(b)(c)	5.00%	05/15/2019	2,000	2,098,060
Series 2009, Higher Education RB(b)(c)	5.50%	05/15/2019	4,000	4,224,640
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB(b)(c)	5.50%	08/15/2018	2,000	2,058,080
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. Hospital RB	5.00%	08/15/2036	1,170	1,302,608
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	764,072
Series 2012, RB	5.00%	07/01/2036	1,000	1,025,840
Pennsylvania (Commonwealth of); First Series 2013, Unlimited Tax GO Bonds(b)(c)(d)	5.00%	04/01/2023	15,000	17,418,300
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	1,750	1,891,978
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(g)	5.00%	11/01/2041	3,830	4,069,145
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB(g)	5.00%	12/01/2034	2,000	2,104,840
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, Jr. Parking System RB	6.00%	07/01/2053	3,280	3,860,527
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(g)	5.50%	11/01/2044	2,365	2,511,204
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(g)	5.00%	12/31/2034	4,400	4,940,452
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/2018	1,000	1,002,300
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	2,000	2,135,180
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,704,236
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,065,819
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB(b)(c)	5.88%	07/01/2018	2,750	2,822,765
Series 2010, RB(b)(c)	6.00%	07/01/2020	1,000	1,108,670
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,498,284
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University); Series 2013, Ref. RB(d)	5.00%	06/01/2027	7,800	8,559,564
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/2035	2,150	2,256,856
Series 2012, RB	5.00%	10/01/2044	1,000	1,048,350

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	$5,000	$5,365,900
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,567,276
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,641,070
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB(b)(c)	5.00%	03/01/2020	1,000	1,073,860
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,565,592
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania); Series 2017 A, Health System RB	5.00%	08/15/2047	1,965	2,244,855
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/2042	2,320	2,404,912
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(d)	5.00%	06/15/2021	12,135	12,760,074
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. Sub. Motor License Fund Special RB	5.00%	12/01/2038	2,000	2,300,240
Second Series 2017, Ref. Sub. Motor License Fund Special RB	5.00%	12/01/2041	700	801,871
Series 2008 A-1, RB(b)(c)(d)	5.00%	06/01/2018	12,995	13,231,119
Series 2009 C, Sub. RB (INS-AGM) (f)	6.25%	06/01/2033	5,840	7,383,570
Series 2009 E, Sub. Conv. CAB RB(h)	6.38%	12/01/2038	720	895,457
Series 2010 A-1, Motor License Fund Special RB(b)(c)	5.00%	12/01/2019	1,000	1,066,790
Series 2011 B, Sub. Motor License Fund Special RB(d)	5.00%	12/01/2041	11,000	11,981,750
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,723,620
Series 2017 A, Sub. RB(d)	5.50%	12/01/2042	10,000	11,793,400
Subseries 2010 A-2, Motor License Fund Special RB(b)(c)	5.50%	12/01/2020	1,695	1,880,518
Subseries 2010 A-2, Sub. Motor License Fund Special RB(b)(c)	5.50%	12/01/2020	370	410,497
Subseries 2010 B-2, Motor License Fund Special RB(b)(c)	5.00%	12/01/2020	695	760,983
Subseries 2010 B-2, Sub. RB(b)(c)	5.13%	12/01/2020	1,500	1,647,855
Subseries 2010 B-2, Sub. Special Turnpike RB(b)(c)	5.00%	12/01/2020	375	410,603
Subseries 2010 B-2, Sub. Special Turnpike RB(b)(c)	5.00%	12/01/2020	805	881,427
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,449,640
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,525	4,104,651
Philadelphia (City of) (1998 General Ordinance); Fifteenth Series 2017, Ref. Gas Works RB	5.00%	08/01/2047	2,250	2,576,070
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(d)	5.00%	07/01/2042	6,000	6,874,440
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	1,000	1,058,460
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	3,000	3,153,690
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,217,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(b)(c)	5.00%	05/15/2020	4,995	5,388,406
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2033	1,500	1,658,520
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,101,440
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	1,915	1,951,328
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	467,015
Series 2012, RB	6.25%	04/01/2037	500	523,875
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,581,781
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,042,220
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	2,815	2,816,633

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	$2,360	$2,414,681
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(b)(c)	6.00%	08/01/2020	1,660	1,846,086
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,535,520
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,250	1,404,338
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(e)	6.50%	06/15/2033	3,055	3,258,249
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC)(f)	5.25%	02/15/2029	1,645	1,650,116
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(b)(c)	5.00%	08/01/2020	1,500	1,631,370
Ninth Series 2010, Gas Works RB(b)(c)	5.25%	08/01/2020	1,400	1,529,766
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	2,210	2,374,755
Series 2007 A, Airport RB (INS-AGM) (f)(g)	5.00%	06/15/2037	3,000	3,007,860
Series 2008 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	12/15/2018	3,500	3,640,700
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.50%	08/01/2019	160	170,250
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (f)	5.50%	08/01/2024	1,340	1,423,335
Series 2009 A, Water & Wastewater RB(b)(c)	5.25%	01/01/2019	1,500	1,558,755
Series 2010 C, Water & Wastewater RB(b)(c)	5.00%	08/01/2020	2,135	2,324,887
Series 2010 C, Water & Wastewater RB (INS-AGM) (f)	5.00%	08/01/2035	615	657,730
Series 2011, Unlimited Tax GO Bonds(b)(c)	6.00%	08/01/2020	2,000	2,224,200
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/2034	1,000	1,133,760
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	3,120	3,574,927
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2036	2,550	2,944,714
Series 2017 A, Water & Wastewater RB(d)	5.25%	10/01/2052	7,405	8,675,772
Twelfth Series 1990 B, Gas Works RB(c)	7.00%	05/15/2020	1,220	1,307,901
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	3,160	3,570,168
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,235,615
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (f)	5.00%	06/01/2025	1,965	2,256,763
Series 2008 E, Limited Tax GO Bonds(b)(c)	5.13%	09/01/2018	2,050	2,107,502
Series 2008 E, Limited Tax GO Bonds(b)(c)	5.13%	09/01/2018	30	30,842
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (f)	5.13%	09/01/2023	420	431,462
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(f)	5.00%	02/01/2031	3,235	3,464,944
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM)(f)	5.00%	02/01/2035	1,000	1,067,870
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (b)(c)	5.00%	09/01/2018	3,000	3,081,390
Series 2008 D1, First Lien RB (b)(c)	5.00%	09/01/2018	2,000	2,054,260
Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	1,250	1,409,713
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(d)	5.00%	06/01/2044	11,820	13,053,181
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB(b)(c)	5.00%	06/01/2021	2,480	2,754,511
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(b)(c)	5.00%	05/15/2019	420	440,282
Series 2009, RB(b)(c)	5.00%	05/15/2019	415	435,040
Series 2009, RB(b)(c)	5.00%	05/15/2019	1,665	1,745,403
Series 2016 A, Ref. RB (INS-AGM) (f)	5.00%	12/01/2030	3,745	4,366,782
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/2032	1,500	1,593,225
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(g)	5.00%	01/01/2027	4,415	4,853,895
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	3,000	3,350,880

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
University of Pittsburgh - of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB(b)(c)(d)	5.25%	09/15/2019	$10,000	$10,641,600
Series 2005 A, RB(b)(c)(d)(i)	5.25%	09/15/2019	10,000	10,641,600
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/2036	1,700	1,805,264
Series 2010, College RB	5.25%	11/01/2030	1,500	1,605,615
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	435	435,278
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds(b)(c)	5.13%	10/01/2018	1,500	1,546,770
Series 2009, Limited Tax GO Bonds(b)(c)	5.50%	10/01/2018	500	517,125
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,593,120
Westmoreland (County of) Municipal Authority;
Series 2013, RB	5.00%	08/15/2031	2,250	2,530,350
Series 2013, RB	5.00%	08/15/2037	2,000	2,230,140
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB(b)(c)	5.00%	11/01/2020	2,650	2,898,676
				534,961,257

Guam–5.45%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	1,250	1,348,237
Series 2009 A, Limited Obligation RB(b)(c)	5.75%	12/01/2019	1,065	1,151,297
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	1,160	1,296,080
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	1,250	1,362,350
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB(g)	6.25%	10/01/2034	1,500	1,701,210
Series 2013 C, General RB (INS-AGM) (f)(g)	6.00%	10/01/2034	1,550	1,794,063
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,285	1,357,345
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,797,852
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB(b)(c)	5.63%	07/01/2020	3,000	3,283,920
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	1,055	1,162,431
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,700	1,818,898
				18,073,683

Virgin Islands–1.47%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	970	843,900
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,040	1,116,900
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	810	492,075
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(e)	5.00%	09/01/2030	2,230	2,418,792
				4,871,667

Puerto Rico–0.81%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(j)	0.00%	05/15/2050	15,000	1,691,700
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(f)(j)	0.00%	08/01/2044	5,295	1,006,897
				2,698,597
TOTAL INVESTMENTS IN SECURITIES(k)–168.98% (Cost $534,520,524)				560,605,204
FLOATING RATE NOTE OBLIGATIONS–(28.18)%
Notes with interest and fee rates ranging from 1.51% to 1.59% at 11/30/2017 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052 (See Note 1D)(l)				(93,490,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.47)%				(137,579,244)
OTHER ASSETS LESS LIABILITIES–0.67%				2,218,116
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$331,754,076

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
GO	— General Obligation
Gtd.	— Guaranteed
INS	— Insurer

Jr.	— Junior
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $6,955,970, which represented 2.10% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security subject to the alternative minimum tax.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.0%
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $150,217,973 are held by TOB Trusts and serve as collateral for the $93,490,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Pennsylvania Value Municipal Income Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.